Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 548	$ 700
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	27	30
Interest cost	1	1
Actuarial gains and changes in actuarial assumptions	(6)	(3)
Benefits paid	(1)	(1)
Ending funded status – Plan deficit	21	27
Current liability	1	1
Non-current liability	20	26
Net amount	21	27
Unrecognized actuarial gains	17	10
Interest cost	1	1
Actuarial losses	(1)	(1)
Net periodic benefit cost	$ 0	$ 0